UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2011

Date of reporting period: 05/31/2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

May	31, 2011

State	Farm Associates’ Funds Trust

SEMI—ANNUAL	REPORT

To enroll in electronic delivery of mutual funds documents, go to statefarm.com®,log into your account, scroll down to Mutual Funds,and then click on Go Green with 1E-delivery.	State Farm Growth Fund State Farm Balanced Fund State Farm Interim Fund State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Fellow Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2011 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

Equity markets, as represented by the S&P 500® Index1, generated a 15.02% total return for the 6-month period ended May 31, 2011. During this time period, the market environment was choppy given many prominent events that occurred during the period. Among these events were a major earthquake, tsunami, and nuclear crisis in Japan, political upheaval in the Middle East and North Africa, ongoing fiscal difficulties in several European countries, and increasing inflation in some important developing markets, particularly countries whose local inflation is heavily influenced by food and energy prices. Despite these challenges, corporate earnings generally improved during the 6-month reporting period ended May 31, 2011. In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended May 31, 2011. However, during the month of May 2011, U.S. stock indexes suffered their worst monthly declines since August 2010, as numerous factors converged to weigh on investor sentiment. Signs of slowing global economic growth, tighter monetary policy to control inflation in fast-growing emerging markets, the approaching end of the Federal Reserve’s quantitative easing program (i.e.: “QE2”), and the threat of contagion from the euro zone’s unresolved debt crisis were among the concerns that led investors to favor lower-risk assets during the month.

Concerns over slowing U.S. economic growth and the ongoing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 2.97% on December 1, 2010 to a high of 3.75% on February 8, 2011, before falling 70 basis points to end at 3.05% on May 31, 2011. Short-term yields remained low, with 3-month U.S. Treasury yields falling 10 basis points from 0.16% on December 1, 2010 to 0.06% on May 31, 2011.2 In the municipal bond market, constrained supply of new issues helped municipal bonds rebound from weakness earlier in the period and post positive total returns for the 6-month reporting period ended May 31, 2011. Among major fixed income indices, the Barclays Capital 1-5 Year Treasury Index3 and the Barclays Capital Municipal Bond Index4 posted total returns of 1.10% and 2.13%, respectively, over the 6-month period ended May 31, 2011.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2010 through November 30, 2011 in the State Farm Associates’ Funds Trust Annual Report.

1

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.
3	Source: Barclays Capital Inc. The Barclays Capital 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.
4	Source: Barclays Capital Inc. The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, and quarterly statements delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)5

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.6

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.7

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe Monk
Senior Vice President
State Farm Investment Management Corp.

5	Automatic investment plans do not assure a profit or protect against loss.
6	Investing involves risk, including potential for loss.
7	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*       Illustrated by industry and based on total net assets as of May 31, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**     Represents 10 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*       Illustrated by type of security and based on total net assets as of May 31, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*       Illustrated by type of security and based on total net assets as of May 31, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*       Illustrated by Credit Quality. Reflects issuer specific ratings by Moody’s Investor Services Inc., (“Moody’s”). Percentages are based on total investments as of May 31, 2011. The selection of Moody’s for rating information was based on Moody’s having more consistently rated the greatest percentage of the Fund’s securities compared to Standard & Poor’s (“S&P”) rating information. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**     Includes all Advanced Refund Bonds.

***    Seventy securities did not have an issuer specific rating by Moody’s. Sixty-four, representing 13.98% of the Fund’s total investments, had an issuer specific rating by S&P of A or higher. Six, representing 0.94% of the Fund’s total investments, did not have an issuer specific rating by Moody’s or S&P.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Annualized Expense Ratio Based on the Period December 1, 2010 to May 31, 2011	Expenses Paid During Period December 1, 2010 to May 31, 2011*
State Farm Growth Fund

Actual	$1,000.00	$1,133.08	0.12%	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund

Actual	$1,000.00	$1,082.84	0.13%	$0.68

Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund

Actual	$1,000.00	$1,006.37	0.16%	$0.80

Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

State Farm Municipal Bond Fund

Actual	$1,000.00	$1,026.66	0.15%	$0.76

Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (95.95%)
Agriculture, Foods, & Beverage (12.30%)
Archer-Daniels-Midland Co.	3,477,500	$112,705,775
Coca-Cola Co., The	1,027,300	68,633,913
Kellogg Co.	930,000	53,000,700
McCormick & Co. Inc.	428,600	21,511,434
Nestle SA ADR	1,175,800	75,639,214
PepsiCo Inc.	641,400	45,616,368
Sysco Corp.	1,109,800	35,746,658

		412,854,062

Banks (3.75%)
M&T Bank Corp.	213,400	18,843,220
Northern Trust Corp.	460,500	22,467,795
Suntrust Banks Inc.	334,600	9,412,298
Wells Fargo & Co.	2,643,100	74,984,748

		125,708,061

Building Materials & Construction (1.25%)
Vulcan Materials Co.	1,039,200	42,077,208

Chemicals (10.10%)
Air Products & Chemicals Inc.	830,000	78,924,700
Dow Chemical Co., The	243,000	8,779,590
E.I. du Pont de Nemours & Co.	458,304	24,427,603
International Flavors & Fragrances Inc.	525,000	33,631,500
Sigma-Aldrich Corp.	2,750,000	193,297,500

		339,060,893

Computer Software & Services (1.00%)
Automatic Data Processing Inc.	109,900	6,056,589
SAP AG	444,800	27,561,294

		33,617,883

Computers (6.28%)
Hewlett-Packard Co.	3,019,400	112,865,172
International Business Machines Corp.	580,000	97,979,400

		210,844,572

Consumer & Marketing (5.74%)
AptarGroup Inc.	677,405	36,166,653
Colgate-Palmolive Co.	436,300	38,189,339
Procter & Gamble Co., The	1,765,155	118,265,385

		192,621,377

Electronic/Electrical Manufacturing (7.28%)
Agilent Technologies Inc. (a)	548,071	27,332,301
Applied Materials Inc.	845,900	11,656,502
Emerson Electric Co.	729,400	39,788,770
General Electric Co.	3,848,900	75,592,396
Intel Corp.	2,420,800	54,492,208
Linear Technology Corp.	1,023,400	35,399,406

		244,261,583

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.57%)
Berkshire Hathaway Inc. Class A (a)	162	$19,241,550
Berkshire Hathaway Inc. Class B (a)	143	11,307

		19,252,857

Health Care (10.60%)
Abbott Laboratories	847,500	44,281,875
Amgen Inc. (a)	106,300	6,435,402
Eli Lilly & Co.	997,000	38,364,560
Johnson & Johnson	2,481,600	166,986,864
Merck & Co. Inc.	631,600	23,211,300
Pfizer Inc.	2,952,000	63,320,400
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	13,259,450

		355,859,851

Machinery & Manufacturing (6.53%)
3M Co.	564,000	53,230,320
Caterpillar Inc.	877,700	92,860,660
HNI Corp.	1,439,200	35,850,472
Illinois Tool Works Inc.	652,500	37,401,300

		219,342,752

Media & Broadcasting (3.38%)
Walt Disney Co., The	2,728,640	113,593,283

Mining & Metals (4.67%)
BHP Billiton PLC	941,859	37,231,074
Nucor Corp.	531,200	22,491,008
Rio Tinto PLC	476,280	33,258,751
Rio Tinto PLC ADR	907,200	63,612,864

		156,593,697

Oil & Gas (16.08%)
BG Group PLC	3,199,100	74,017,337
Bill Barrett Corp. (a)	1,032,400	46,014,068
Chevron Corp.	1,060,000	111,204,600
Devon Energy Corp.	212,204	17,839,990
Exxon Mobil Corp.	2,615,200	218,290,744
Royal Dutch Shell PLC ADR Class A	487,900	34,850,697
Spectra Energy Corp.	399,950	11,034,620
Tidewater Inc.	154,191	8,426,538
Woodside Petroleum Ltd.	364,703	18,159,115

		539,837,709

Retailers (2.20%)
Wal-Mart Stores Inc.	1,339,100	73,945,102

Telecom & Telecom Equipment (3.47%)
AT&T Inc.	2,140,534	67,555,253
Corning Inc.	1,284,600	25,884,690

6	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$23,077,557

		116,517,500

Transportation (0.23%)
GATX Corp.	190,700	7,574,604

Utilities & Energy (0.52%)
Duke Energy Corp.	920,900	17,266,875

Total Common Stocks
(cost $1,271,523,614)		3,220,829,869

Short-term Investments (3.70%)
JPMorgan U.S. Government Money Market Fund	124,342,598	124,342,598

Total Short-term Investments
(cost $124,342,598)		124,342,598

TOTAL INVESTMENTS (99.65%)
(cost $1,395,866,212)		3,345,172,467
OTHER ASSETS, NET OF LIABILITIES (0.35%)		11,777,018

NET ASSETS (100.00%)		$3,356,949,485

(a) Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (56.75%)
Agriculture, Foods, & Beverage (6.80%)
Archer-Daniels-Midland Co.	940,561	$30,483,582
Campbell Soup Co.	26,000	903,500
Coca-Cola Co., The	205,000	13,696,050
Kellogg Co.	310,000	17,666,900
Nestle SA ADR	252,500	16,243,325
PepsiCo Inc.	110,100	7,830,312
Sysco Corp.	165,300	5,324,313

		92,147,982

Banks (2.30%)
M&T Bank Corp.	37,700	3,328,910
Northern Trust Corp.	104,700	5,108,313
Suntrust Banks Inc.	54,300	1,527,459
Wells Fargo & Co.	747,600	21,209,413

		31,174,095

Building Materials & Construction (0.59%)
Lafarge SA	21,338	1,472,630
Vulcan Materials Co.	160,200	6,486,498

		7,959,128

Chemicals (5.55%)
Air Products & Chemicals Inc.	230,000	21,870,700
Dow Chemical Co., The	69,000	2,492,970
E.I. du Pont de Nemours & Co.	108,705	5,793,976
International Flavors & Fragrances Inc.	120,000	7,687,200
Novozymes A/S-B Shares	17,590	2,952,451
Sigma-Aldrich Corp.	491,000	34,512,390

		75,309,687

Computer Software & Services (0.36%)
Automatic Data Processing Inc.	30,000	1,653,300
SAP AG	52,800	3,271,664

		4,924,964

Computers (3.97%)
Hewlett-Packard Co.	754,000	28,184,520
International Business Machines Corp.	152,100	25,694,253

		53,878,773

Consumer & Marketing (2.94%)
AptarGroup Inc.	113,100	6,038,409
Colgate-Palmolive Co.	21,200	1,855,636
Procter & Gamble Co., The	477,700	32,005,900

		39,899,945

Electronic/Electrical Manufacturing (3.64%)
Agilent Technologies Inc. (a)	143,787	7,170,658
Applied Materials Inc.	182,000	2,507,960
Emerson Electric Co.	78,800	4,298,540
General Electric Co.	796,300	15,639,332
Intel Corp.	592,500	13,337,175

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,943,810
Linear Technology Corp.	130,100	4,500,159

		49,397,634

Financial Services (0.30%)
Berkshire Hathaway Inc. Class A (a)	34	4,038,350
Berkshire Hathaway Inc. Class B (a)	533	42,144

		4,080,494

Health Care (6.58%)
Abbott Laboratories	92,000	4,807,000
Allergan Inc.	154,800	12,806,604
Amgen Inc. (a)	53,100	3,214,674
Eli Lilly & Co.	212,000	8,157,760
Johnson & Johnson	417,700	28,107,033
Medtronic Inc.	21,600	879,120
Merck & Co. Inc.	144,100	5,295,675
Pfizer Inc.	960,000	20,592,000
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,288,510

		89,148,376

Machinery & Manufacturing (3.95%)
3M Co.	124,600	11,759,748
Caterpillar Inc.	262,400	27,761,920
Donaldson Company Inc.	43,100	2,573,501
HNI Corp.	160,000	3,985,600
Illinois Tool Works Inc.	130,600	7,485,992

		53,566,761

Media & Broadcasting (3.83%)
Lee Enterprises Inc. Class A (a)	84,000	100,800
Thomson Reuters Corp.	192,414	7,498,374
Walt Disney Co., The	1,065,995	44,377,372

		51,976,546

Mining & Metals (4.29%)
BHP Billiton PLC	169,900	6,716,037
Newmont Mining Corp.	29,200	1,651,844
Nucor Corp.	436,800	18,494,112
Rio Tinto PLC	153,825	10,741,638
Rio Tinto PLC ADR	293,000	20,545,160

		58,148,791

Oil & Gas (7.76%)
BG Group PLC	256,800	5,941,562
Bill Barrett Corp. (a)	100,000	4,457,000
Chevron Corp.	288,000	30,214,080
Devon Energy Corp.	76,170	6,403,612
Exxon Mobil Corp.	448,000	37,394,560
Royal Dutch Shell PLC ADR Class A	216,400	15,457,452
Spectra Energy Corp.	62,950	1,736,790

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	73,477	$3,658,531

		105,263,587

Retailers (1.13%)
Wal-Mart Stores Inc.	276,700	15,279,374

Telecom & Telecom Equipment (2.26%)
AT&T Inc.	533,359	16,832,810
Cisco Systems Inc.	189,400	3,181,920
Corning Inc.	372,300	7,501,845
Nokia Corp. Sponsored ADR	144,900	1,017,198
Verizon Communications Inc.	57,800	2,134,554

		30,668,327

Transportation (0.20%)
GATX Corp.	68,200	2,708,904

Utilities & Energy (0.30%)
Duke Energy Corp.	217,000	4,068,750

Total Common Stocks
(cost $301,041,066)		769,602,118

	Principal amount	Value
Corporate Bonds (14.53%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,058,443

Agriculture, Foods, & Beverage (1.57%)
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,021,633
Hershey Co.
5.300%, 09/01/2011	500,000	506,224
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,090,868
Kraft Foods Inc.
6.250%, 06/01/2012	366,000	385,508
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,123,872
Kellogg Co.
5.125%, 12/03/2012	500,000	532,616
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,055,790
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,056,305
Hershey Co.
5.000%, 04/01/2013	500,000	536,084
General Mills Inc.
5.200%, 03/17/2015	500,000	558,198
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,147,861

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
5.450%, 09/01/2016	$500,000	$576,784
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,173,870
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,333,590
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,118,223
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,109,818
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,017,360

		21,344,604

Automotive (0.15%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,039,856

Banks (0.82%)
Bank of America Corp.
5.375%, 08/15/2011	500,000	504,775
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	510,212
Bank of America Corp.
5.375%, 09/11/2012	500,000	526,608
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,587,284
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	533,917
Wachovia Corp.
5.700%, 08/01/2013	750,000	817,979
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	555,770
US Bank NA
4.950%, 10/30/2014	1,500,000	1,650,879
Wachovia Bank NA
5.600%, 03/15/2016	750,000	834,504
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,101,424
5.300%, 03/15/2017	500,000	528,475
Wachovia Corp.
5.750%, 06/15/2017	750,000	851,548
Wachovia Bank NA
6.000%, 11/15/2017	500,000	569,370
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	562,252

		11,134,997

Building Materials & Construction (0.04%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	564,163

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (0.49%)
PPG Industries Inc.
5.750%, 03/15/2013	$1,000,000	$1,078,194
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,297,582
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,105,380
5.375%, 11/01/2016	1,000,000	1,145,610

		6,626,766

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	554,634

Computer Software & Services (0.15%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,053,284

Computers (0.28%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,555,490
4.500%, 03/01/2013	1,000,000	1,062,414
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,167,925

		3,785,829

Consumer & Marketing (0.92%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,114,278
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,115,462
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,786,614
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,144,019
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,145,722
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,148,122
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,007,466

		12,461,683

Electronic/Electrical Manufacturing (0.13%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,145,451
5.250%, 10/15/2018	500,000	568,428

		1,713,879

Financial Services (0.65%)
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,000,000
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,112,006

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	$500,000	$561,140
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	559,412
5.400%, 02/15/2017	500,000	555,188
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,153,782
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	558,607
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,685,862
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	552,831

		8,738,828

Health Care (1.93%)
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	511,126
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,089,448
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,054,074
AstraZeneca PLC
5.400%, 09/15/2012	750,000	796,297
Abbott Laboratories
5.150%, 11/30/2012	500,000	534,036
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,125,336
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,103,193
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,090,241
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,267,588
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,246,026
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,335,748
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,141,109
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,168,947
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,164,916
AstraZeneca PLC
5.900%, 09/15/2017	750,000	878,451
Abbott Laboratories
5.600%, 11/30/2017	500,000	581,096
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	571,914
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,146,603

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Baxter International Inc.
5.375%, 06/01/2018	$2,000,000	$2,293,302

		26,099,451

Machinery & Manufacturing (0.86%)
Eaton Corp.
4.900%, 05/15/2013	500,000	542,580
3M Co.
4.375%, 08/15/2013	1,000,000	1,083,019
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,087,773
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,695,204
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,173,954
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,738,928
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,139,947
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,134,389
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,004,918

		11,600,712

Media & Broadcasting (0.31%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,013,466
4.700%, 12/01/2012	1,000,000	1,060,869
6.000%, 07/17/2017	1,000,000	1,170,382

		4,244,717

Mining & Metals (0.49%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	519,554
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,266,036
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	573,654
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,415,394
5.870%, 02/23/2022	756,000	801,631

		6,576,269

Oil & Gas (1.16%)
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,007,118
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,172,328
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	580,435
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,139,281
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,149,762

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips
5.200%, 05/15/2018	$1,000,000	$1,130,775
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,367,152
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,175,866
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,054,216

		15,776,933

Retailers (1.04%)
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,079,876
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,064,595
Target Corp.
5.125%, 01/15/2013	500,000	534,714
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,132,771
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,127,034
Target Corp.
5.875%, 07/15/2016	1,300,000	1,527,032
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,157,512
Target Corp.
5.375%, 05/01/2017	1,500,000	1,724,678
6.000%, 01/15/2018	500,000	588,002
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,159,290
4.250%, 04/15/2021	2,000,000	2,056,596

		14,152,100

Telecom & Telecom Equipment (0.96%)
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,502,468
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,097,095
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,105,189
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,096,838
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,132,450
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	528,202
5.500%, 02/15/2018	500,000	559,236

		13,021,478

Transportation (0.16%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,060,742
5.500%, 01/15/2018	1,000,000	1,145,600

		2,206,342

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (2.30%)
Florida Power Corp.
6.650%, 07/15/2011	$3,000,000	$3,021,111
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,026,710
Pacificorp
6.900%, 11/15/2011	2,000,000	2,058,660
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,025,993
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,131,452
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,595,796
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,092,626
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,258,302
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,226,780
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,140,818
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,151,980
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	580,697
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,730,466
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,123,424
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,119,789
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	567,262
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,121,574
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	577,349
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,116,258
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	563,636
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,017,350

		31,248,033

Total Corporate Bonds
(cost $181,022,214)		197,003,001

Foreign Government Bonds (0.21%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,859,115

Total Foreign Government Bonds
(cost $2,494,131)		2,859,115

	Principal amount	Value
Government Agency Securities (b) (0.24%)
Tennessee Valley Authority
5.500%, 07/18/2017	$1,000,000	$1,175,074
3.875%, 02/15/2021	2,000,000	2,079,538

Total Government Agency Securities
(cost $2,979,573)		3,254,612

U.S. Treasury Obligations (23.73%)
U.S. Treasury Notes
5.000%, 08/15/2011	5,000,000	5,050,585
4.875%, 02/15/2012	10,000,000	10,332,420
4.375%, 08/15/2012	6,000,000	6,297,888
3.875%, 02/15/2013	10,000,000	10,596,880
3.625%, 05/15/2013	10,000,000	10,623,050
4.250%, 08/15/2013	10,000,000	10,821,880
4.250%, 11/15/2013	10,000,000	10,893,750
4.000%, 02/15/2014	10,000,000	10,893,750
4.250%, 11/15/2014	20,000,000	22,231,240
4.000%, 02/15/2015	15,000,000	16,594,920
4.125%, 05/15/2015	20,000,000	22,264,060
4.500%, 02/15/2016	15,000,000	17,030,865
5.125%, 05/15/2016	20,000,000	23,345,320
4.625%, 02/15/2017	20,000,000	22,929,680
3.250%, 03/31/2017	5,000,000	5,350,000
3.500%, 02/15/2018	20,000,000	21,562,500
3.750%, 11/15/2018	10,000,000	10,886,720
3.125%, 05/15/2019	20,000,000	20,754,680
3.625%, 08/15/2019	10,000,000	10,719,530
3.375%, 11/15/2019	10,000,000	10,490,620
3.625%, 02/15/2020	10,000,000	10,650,000
3.500%, 05/15/2020	20,000,000	21,023,400
3.625%, 02/15/2021	10,000,000	10,516,410

Total U.S. Treasury Obligations
(cost $298,110,955)		321,860,148

	Shares	Value
Short-term Investments (3.97%)
JPMorgan U.S. Government Money Market Fund	53,891,944	$53,891,944

Total Short-term Investments
(cost $53,891,944)		53,891,944

TOTAL INVESTMENTS (99.43%)
(cost $839,539,883)		1,348,470,938
OTHER ASSETS, NET OF LIABILITIES (0.57%)		7,691,549

NET ASSETS (100.00%)		$1,356,162,487

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depository Receipt

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (18.25%)
Banks (10.83%)
Suntrust Bank
3.000%, 11/16/2011	$5,000,000	$5,066,135
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,080,165
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,079,950
US Bancorp
2.250%, 03/13/2012	5,000,000	5,080,740
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,084,315
3.125%, 06/15/2012	5,000,000	5,145,995
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,148,280
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,055,725

		38,741,305

Financial Services (7.42%)
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,077,670
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,077,095
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,086,365
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,080,064
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,061,533
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,134,700

		26,517,427

Total Corporate Bonds
(cost $64,017,857)		65,258,732

U.S. Treasury Obligations (78.92%)
U.S. Treasury Notes
5.000%, 08/15/2011	6,000,000	6,060,702
4.500%, 09/30/2011	10,000,000	10,145,310
4.625%, 10/31/2011	10,000,000	10,186,330
4.875%, 02/15/2012	10,000,000	10,332,420
4.500%, 04/30/2012	10,000,000	10,390,230
4.875%, 06/30/2012	10,000,000	10,500,000
3.375%, 11/30/2012	10,000,000	10,458,980
3.875%, 02/15/2013	20,000,000	21,193,760
3.625%, 05/15/2013	10,000,000	10,623,050
1.375%, 05/15/2013	10,000,000	10,180,100
4.250%, 08/15/2013	10,000,000	10,821,880
3.125%, 09/30/2013	15,000,000	15,895,320
4.000%, 02/15/2014	10,000,000	10,893,750
4.750%, 05/15/2014	10,000,000	11,165,620
2.625%, 06/30/2014	10,000,000	10,549,220
4.250%, 08/15/2014	10,000,000	11,068,750
4.250%, 11/15/2014	5,000,000	5,557,810
4.000%, 02/15/2015	5,000,000	5,531,640
4.125%, 05/15/2015	5,000,000	5,566,015

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.750%, 07/31/2015	$10,000,000	$10,181,300
4.250%, 08/15/2015	20,000,000	22,412,500
2.625%, 02/29/2016	10,000,000	10,484,380
2.625%, 04/30/2016	20,000,000	20,931,240
2.750%, 11/30/2016	10,000,000	10,464,060
3.000%, 02/28/2017	10,000,000	10,569,530

Total U.S. Treasury Obligations
(cost $272,087,661)		282,163,897

	Shares	Value
Short-term Investments (2.18%)
JPMorgan U.S. Government Money Market Fund	7,804,613	$7,804,613

Total Short-term Investments
(cost $7,804,613)		7,804,613

TOTAL INVESTMENTS (99.35%)
(cost $343,910,131)		355,227,242
OTHER ASSETS, NET OF LIABILITIES (0.65%)		2,326,921

NET ASSETS (100.00%)		$357,554,163

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.56%)
Alabama (2.09%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa2	$2,000,000	$2,071,600
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	2,000,000	2,192,740
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,193,698
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,276,721
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	917,084
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,751,074
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,608,270

					12,011,187

Alaska (2.27%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,316,980
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,003,152
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	615,063
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	312,075
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,063,690
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	677,147
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,171,283
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,021,240
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,321,674
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,445,000	2,494,829

					12,997,133

Arizona (3.07%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	956,943
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	575,783
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	541,555
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	Aa2	4,180,000	4,824,263
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	562,850
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,642,625
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,048,710
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,101,690
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,112,060
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,541,700
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,635,735
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,090,030

					17,633,944

Arkansas (1.44%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,397,228
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,264,100
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,539,725
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,393,748
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	109,808

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	$335,000	$365,572
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,634,895
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	537,990

					8,243,066

California (6.04%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,095,080
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,728,751
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,254,220
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,434,568
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa1	1,355,000	1,444,267
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	5,000,000	5,018,350
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,658,810
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	771,206
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	792,684
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,203,825
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aaa	2,900,000	3,033,139
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	834,980
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,721,244
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,469,555
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	865,466
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	606,723
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (d)	4.000%	08/01/2025	AA	1,115,000	1,119,583
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (d)	4.250%	08/01/2026	AA	1,275,000	1,288,592
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,681,950
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,013,190
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	610,776

					34,646,959

Colorado (2.38%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	AA-	1,750,000	1,794,118
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	AAA	5,000	5,133
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	585,358
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,847,998

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	$600,000	$651,768
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,559,290
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,587,570
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,533,694
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,065,120

					13,630,049

Connecticut (1.40%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (c)	5.000%	01/15/2018	Aa2	600,000	666,612
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	584,020
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	576,975
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	544,455
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa2	1,900,000	2,074,667
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	638,978
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,055,830
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,884,150

					8,025,687

Delaware (0.21%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,191,870

Florida (7.80%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B (Prerefunded to 06-01-2011 @ 101) (c)	5.500%	06/01/2016	Aa1	4,910,000	4,959,100
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,136,990
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,055,920
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,164,259
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,203,872
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	AA-	1,220,000	1,234,115
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,558,621
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	AA	1,170,000	1,225,201
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,064,760
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,586,730
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	672,654
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,062,230
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,521,028
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	AA	1,215,000	1,256,371
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,519,335
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,883,864
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	409,066
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	AA	1,290,000	1,317,219
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	221,414
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	Aa2	3,000,000	3,105,240
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,518,575
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,214,840
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,727,710

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	$2,000,000	$2,114,120

					44,733,234

Georgia (3.67%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,008,560
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,071,038
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	52,059
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,149,010
State of Georgia, General Obligation Bonds, Series B
(Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	3,450,000	3,604,250
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	211,072
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	269,680
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,005,767
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,133,420
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	783,232
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,099,120
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,088,190
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,572,389

					21,047,787

Hawaii (0.78%)
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,259,284
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,242,060

					4,501,344

Idaho (0.50%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,810,683
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,080,230

					2,890,913

Illinois (3.83%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,305,789
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1	2,000,000	2,106,440
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa2	345,000	375,084
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	Aa2	700,000	773,668
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa2	365,000	396,211
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	Aa2	735,000	812,351
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	925,164
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,744,083
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,068,300

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	$1,360,000	$1,413,611
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,545,809
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,322,748
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,189,580
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	1,000,000	1,015,660

					21,994,498

Indiana (2.60%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,836,551
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	213,482
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	223,148
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,807,795
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	232,500
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,153,580
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	247,928
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,192,984
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	562,390
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	192,635
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,181,010
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	225,421
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	219,309
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,057,750
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,543,648

					14,890,131

Iowa (2.89%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,102,306
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,075,581
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	566,639
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	928,166
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,310,309
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,244,628
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,431,986
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,885,458
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,845,480
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,069,020
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,045,452
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,048,310

					16,553,335

Kansas (4.90%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11-01-2011 @ 100) (c)	5.000%	11/01/2014	Aa2	2,790,000	2,839,383
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,325,940

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	$1,220,000	$1,329,080
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aa2	1,300,000	1,302,366
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	712,605
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,090,790
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	1,002,347
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,046,562
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,081,250
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	947,004
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,737,643
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,038,887
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,256,600
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,187,219
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,322,138
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,378,486
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	NR	215,000	221,065
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2029	NR	1,335,000	1,486,896
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	NR	225,000	231,156
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2030	NR	1,405,000	1,564,861

					28,102,278

Kentucky (1.71%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,407,549
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,194,550
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,687,899
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,873,717
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,634,295
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,028,200

					9,826,210

Louisiana (1.46%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2018	Aa2	4,000,000	4,351,560
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,442,791
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	430,325
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	2,000,000	2,122,980

					8,347,656

Maine (1.07%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	109,665
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,841,790
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,163,588

					6,115,043

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.43%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	$430,000	$492,664
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,107,183
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	497,679
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,221,920
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,253,099
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,631,235

					8,203,780

Massachusetts (1.17%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,244,891
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	AA	5,000,000	5,492,750

					6,737,641

Michigan (0.86%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	528,750
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	510,836
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,026,990
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,155,640
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	717,402

					4,939,618

Minnesota (0.30%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	622,454
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,096,720

					1,719,174

Mississippi (2.45%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,210,540
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,355,980
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,640,935
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,058,910
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	512,306
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	566,234
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	537,515
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	430,012
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,108,130
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,513,641

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	$1,000,000	$1,090,740

					14,024,943

Missouri (2.93%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,989,656
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,171,904
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	567,164
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,622,063
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,220,740
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,089,538
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,135,360

					16,796,425

Montana (0.09%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	540,740

Nebraska (2.88%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	AAA	1,595,000	1,657,014
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,186,660
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,352,309
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,327,635
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,678,948
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,157,651
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,145,500

					16,505,717

New Hampshire (1.15%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	579,154
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa1	2,620,000	2,856,429
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,538,082
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,609,665

					6,583,330

New Jersey (3.22%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,867,370
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,297,072
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,734,333
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,937,506
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,690,427

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	$750,000	$819,075
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,788,135
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,323,725

					18,457,643

New Mexico (1.73%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,915,065
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,452,851
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,397,431
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,112,960
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,035,830

					9,914,137

New York (3.12%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	2,000,000	2,086,260
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,062,740
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,201,240
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds-2010	3.250%	03/15/2020	Aa2	1,665,000	1,715,116
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	833,679
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	734,302
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	434,866
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	657,388
County of Suffolk, New York, Public Improvement Serial Bonds-2009 Series C	4.000%	10/15/2021	Aa2	3,000,000	3,204,390
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds-2010	4.000%	07/15/2022	Aa2	1,265,000	1,323,898
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	478,722
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds-2010	4.000%	07/15/2023	Aa2	1,615,000	1,672,736
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds-2010	4.000%	02/15/2026	Aa2	460,000	459,471
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,038,480

					17,903,288

North Carolina (1.29%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	923,357
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	AA-	1,000,000	1,123,290
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A+	545,000	571,623
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,048,880
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,058,210
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,652,949

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	$1,000,000	$1,037,970

					7,416,279

North Dakota (0.59%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,061,325
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,303,816

					3,365,141

Ohio (1.45%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,379,428
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,687,645
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,088,000
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,162,390
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,028,400

					8,345,863

Oklahoma (0.82%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,372,692
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,576,417
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,750,000	1,748,285

					4,697,394

Oregon (2.68%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,428,178
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	534,055
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,780,854
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	480,000	495,782
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,089,100
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,654,920
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,378,478
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa1	745,000	855,409
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa1	670,000	763,813
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa1	750,000	850,448
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,393,460
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,170,560

					15,395,057

Pennsylvania (1.41%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,139,282

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	$1,010,000	$1,064,439
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,091,831
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,220,912
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,051,420
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,500,077

					8,067,961

Rhode Island (0.18%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,053,950

South Carolina (0.91%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,089,450
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,080,230
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,038,440
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	849,320
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,190,421

					5,247,861

South Dakota (0.24%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,381,686

Tennessee (2.59%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,955,726
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,180,248
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,150,936
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,186,900
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,115,440
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,104,842
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,070,140
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,084,540

					14,848,772

Texas (3.64%)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,692,644
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	534,330
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,081,610
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	507,661

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	$375,000	$410,021
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	429,353
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,586,207
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,187,160
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,216,411
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,261,630
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,700,013
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,108,780
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,072,500
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,041,930
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,075,810

					20,906,060

Utah (1.01%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	451,660
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	651,462
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,589,225
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,074,902

					5,767,249

Virginia (2.55%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A (Prerefunded to 08-01-2011 @ 101) (c)	5.000%	08/01/2014	Aa1	2,000,000	2,035,240
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,094,052
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,764,053
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,416,008
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,613,445
County of Spotsylvania, Virginia, Water and Swer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,342,741
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,036,750
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,301,480

					14,603,769

Washington (4.41%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	1,935,000	2,009,478
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	30,000	31,178
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	756,571
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,099,700
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	790,194

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	$1,000,000	$1,101,390
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,047,220
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,071,200
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A1	1,000,000	1,036,900
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,291,720
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	594,527
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,539,186
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,073,110
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,201,800
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	523,010
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,570,385
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,574,640

					25,312,209

West Virginia (0.46%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,621,525

Wisconsin (1.57%)
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	1,460,000	1,502,647
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	580,828
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,068,060
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	873,632
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,458,218
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	324,642
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,066,230
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,133,230

					9,007,487

Wyoming (0.32%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,814,665

Total Long-term Municipal Bonds
(cost $534,432,107)					559,561,688

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011

(Unaudited)

	Shares	Value
Short-term Investments (1.64%)
JPMorgan Tax Free Money Market Fund	9,406,764	$9,406,764

Total Short-term Investments
(cost $9,406,764)		9,406,764

TOTAL INVESTMENTS (99.20%)
(cost $543,838,871)		568,968,452
OTHER ASSETS, NET OF LIABILITIES (0.80%)		4,599,231

NET ASSETS (100.00%)		$573,567,683

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 6.83% Advanced Refund Bonds, 39.56% General Obligation Bonds and 53.61% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2011

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,395,866,212	839,539,883	343,910,131	543,838,871

Investments in securities at market value	$3,345,172,467	1,348,470,938	355,227,242	568,968,452
Receivable for:
Dividends and interest	10,346,349	7,051,948	2,468,264	7,413,130
Shares of the Fund sold	3,074,638	1,186,829	288,652	220,836
Prepaid expenses	75,112	31,590	7,693	17,654

Total assets	3,358,668,566	1,356,741,305	357,991,851	576,620,072

Liabilities and Net Assets
Distributions to shareholders	—	—	16,696	393,584
Payable for:
Shares of the Fund redeemed	1,248,587	366,742	342,311	133,590
Securities purchased	—	—	—	2,412,142
Due to affiliates	327,129	141,792	41,528	69,187
Accrued liabilities	143,365	70,284	37,153	43,886

Total liabilities	1,719,081	578,818	437,688	3,052,389

Net assets applicable to shares outstanding of common stock	$3,356,949,485	1,356,162,487	357,554,163	573,567,683

Fund shares outstanding (no par value, unlimited number of shares authorized)	59,407,475	23,874,783	34,921,090	66,112,518
Net asset value, offering price and redemption price per share	$56.51	56.80	10.24	8.68

Analysis of Net Assets
Paid-in-capital	$1,422,166,923	828,923,838	346,997,332	546,735,221
Accumulated net realized gain (loss)	(49,445,775)	1,427,808	(760,280)	1,702,881
Net unrealized appreciation (depreciation)	1,949,320,977	508,931,225	11,317,111	25,129,581
Undistributed net investment income (loss)	34,907,360	16,879,616	—	—

Net assets applicable to shares outstanding	$3,356,949,485	1,356,162,487	357,554,163	573,567,683

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

May 31, 2011

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$40,185,589	9,522,736	—	—
Interest	415	10,489,514	4,673,190	—
Tax-exempt interest	—	—	—	11,808,275

	40,186,004	20,012,250	4,673,190	11,808,275
Less: foreign withholding taxes	(554,590)	(177,442)	—	—

Total investment income	39,631,414	19,834,808	4,673,190	11,808,275

Expenses:
Investment advisory and management fees	1,706,885	730,499	216,675	317,527
Trustees’ fees and expenses	78,977	27,867	9,024	12,925
Reports to shareholders	49,588	23,555	10,576	6,763
Professional fees	46,466	27,068	18,600	23,562
Errors and omissions insurance	30,416	12,248	3,348	5,377
Custodian fees	24,922	6,874	276	2,929
ICI dues	19,567	7,961	2,286	3,671
Regulatory fees	19,157	15,287	16,674	13,263
Fidelity bond expense	3,452	1,390	370	610
Securities valuation fees	753	10,297	2,121	43,647

Total expenses	1,980,183	863,046	279,950	430,274

Net investment income	37,651,231	18,971,762	4,393,240	11,378,001

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	32,081,985	2,191,253	—	1,702,881
Net realized gain (loss) on foreign currency transactions	(9,321)	(2,021)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	327,631,175	82,233,512	(2,161,724)	1,335,147

Net realized and unrealized gain (loss) on investments	359,703,839	84,422,744	(2,161,724)	3,038,028

Net change in net assets resulting from operations	$397,355,070	103,394,506	2,231,516	14,416,029

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2011 (Unaudited) and the Year ended November 30, 2010	2011	2010
From operations:
Net investment income	$37,651,231	67,506,617
Net realized gain (loss)	32,072,664	(8,865,404)
Change in net unrealized appreciation or depreciation	327,631,175	80,108,736

Net change in net assets resulting from operations	397,355,070	138,749,949

Distributions to shareholders from and in excess of:
Net investment income	(34,400,937)	(66,318,319)
Net realized gain	—	—

Total distributions to shareholders	(34,400,937)	(66,318,319)
From Fund share transactions:
Proceeds from shares sold	131,734,632	193,997,683
Reinvestment of distributions	32,712,508	63,190,587

	164,447,140	257,188,270
Less payments for shares redeemed	(166,152,857)	(314,999,014)

Net increase (decrease) in net assets from Fund share transactions	(1,705,717)	(57,810,744)

Total increase (decrease) in net assets	361,248,416	14,620,886

Net assets:
Beginning of period	2,995,701,069	2,981,080,183

End of period*	$3,356,949,485	2,995,701,069

* Including undistributed net investment income (loss)	$34,907,360	31,657,066

Share Information
Sold	2,407,884	3,945,764
Issued in reinvestment of distributions	620,848	1,362,258
Redeemed	(3,034,795)	(6,453,004)

Net increase (decrease)	(6,063)	(1,144,982)

30	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2011	2010	2011	2010	2011	2010

18,971,762	35,645,007	4,393,240	8,833,550	11,378,001	22,968,284
2,189,232	946,189	—	—	1,702,881	858,040
82,233,512	24,358,817	(2,161,724)	(571,632)	1,335,147	(4,077,435)

103,394,506	60,950,013	2,231,516	8,261,918	14,416,029	19,748,889

(18,418,365)	(35,604,562)	(4,393,240)	(8,833,550)	(11,378,001)	(22,968,284)
—	—	—	—	(858,040)	(1,294,555)

(18,418,365)	(35,604,562)	(4,393,240)	(8,833,550)	(12,236,041)	(24,262,839)

81,117,572	118,727,346	59,187,863	116,831,825	20,885,970	59,881,591
17,612,740	34,084,697	4,248,957	8,555,289	9,725,278	18,948,199

98,730,312	152,812,043	63,436,820	125,387,114	30,611,248	78,829,790
(76,408,162)	(131,978,162)	(78,922,372)	(97,937,613)	(44,180,876)	(33,897,795)

22,322,150	20,833,881	(15,485,552)	27,449,501	(13,569,628)	44,931,995

107,298,291	46,179,332	(17,647,276)	26,877,869	(11,389,640)	40,418,045

1,248,864,196	1,202,684,864	375,201,439	348,323,570	584,957,323	544,539,278

1,356,162,487	1,248,864,196	357,554,163	375,201,439	573,567,683	584,957,323

16,879,616	16,326,219	—	—	—	—

1,463,609	2,282,028	5,810,407	11,379,286	2,444,109	6,862,816
327,374	679,537	416,604	833,412	1,140,092	2,175,396
(1,383,460)	(2,548,810)	(7,749,736)	(9,550,126)	(5,209,040)	(3,890,043)

407,523	412,755	(1,522,725)	2,662,572	(1,624,839)	5,148,169

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of May 31, 2011:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,220,829,869	$—	$—	$3,220,829,869
Short-term Investments	124,342,598	—	—	124,342,598
Balanced Fund
Common Stocks (a)	769,602,118	—	—	769,602,118
Corporate Bonds	—	197,003,001	—	197,003,001
Foreign Government Bonds	—	2,859,115	—	2,859,115
Government Agencies	—	3,254,612	—	3,254,612
U.S. Treasury Obligations	—	321,860,148	—	321,860,148
Short-term Investments	53,891,944	—	—	53,891,944
Interim Fund
Corporate Bonds	—	65,258,732	—	65,258,732
U.S. Treasury Obligations	—	282,163,897	—	282,163,897
Short-term Investments	7,804,613	—	—	7,804,613
Municipal Bond Fund
Long-term Municipal Bonds	—	559,561,688	—	559,561,688
Short-term Investments	9,406,764	—	—	9,406,764

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2010 or for the period ended May 31, 2011. There were no significant transfers of securities between Level 1 and Level 2 as of May 31, 2011 as compared to November 30, 2010.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2011, the Municipal Bond Fund had commitments of $2,412,142 (representing 0.42% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of November 30, 2010, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of May 31, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,395,866,212	$2,004,041,872	$(54,735,617)	$1,949,306,255
Balanced Fund	839,539,377	523,863,441	(14,931,880)	508,931,561
Interim Fund	343,910,131	11,317,111	—	11,317,111
Municipal Bond Fund	543,838,871	25,545,135	(415,554)	25,129,581

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 30, 2011, the Growth Fund declared an ordinary income dividend of $0.61 per share to shareholders of record on June 29, 2011 (reinvestment date June 30, 2011).

On June 30, 2011, the Balanced Fund declared an ordinary income dividend of $0.77 per share to shareholders of record on June 29, 2011 (reinvestment date June 30, 2011).

As of November 30, 2010, the Funds’ most recent fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Growth Fund	Balanced Fund	Interim Fund
2012	$—	$—	$234,320
2013	—	—	375,020
2014	—	—	61,482
2015	—	—	89,458
2016	57,736,115	—	—
2017	14,963,272	761,424	—
2018	8,819,052	—	—

Total:	$81,518,439	$761,424	$760,280

The Balanced Fund utilized $973,390 of capital loss carryforwards to offset realized capital gains in 2010.

The Interim Fund had a capital loss carryover of $399,032 that expired in 2010 and was reclassified from accumulated net realized gain (loss) to paid in capital on the November 30, 2010, Statement of Assets and Liabilities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of November 30, 2010, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$31,657,066	$16,320,377	$—	$—
Undistributed long-term gain	—	—	—	858,040
Accumulated capital and other losses	(81,518,439)	(761,424)	(760,280)	—
Unrealized appreciation (depreciation)	1,621,689,802	426,703,555	13,478,835	23,794,434

Total	$1,571,828,429	$442,262,508	$12,718,555	$24,652,474

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to the recognition of net realized losses, the timing of fund distributions, expiring capital loss carryovers, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

For the year ended November 30, 2010, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$—	$46,352	$(46,352)
Balanced Fund	—	27,201	(27,201)
Interim Fund	(399,032)	399,032	—

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was as follows for the year ended November 30, 2010:

2010	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$22,968,284	$46,017	$1,248,538	$24,262,839

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2010.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s financial statements, if any.

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses exceed 0.40% of the Fund’s average net assets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2011:

Growth Fund
Purchases	$19,266,607
Proceeds from sales	111,799,289
Balanced Fund
Purchases	83,726,783
Proceeds from sales	40,815,866
Interim Fund
Purchases	30,637,109
Proceeds from sales	30,000,000
Municipal Bond Fund
Purchases	16,082,221
Proceeds from sales	44,381,682

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2011 (Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$50.42		49.23	42.27	63.49	56.98	50.06

Income from Investment Operations
Net investment income (a)	0.63		1.12	1.14	1.29	1.20	1.10
Net gain (loss) on investments (both realized and unrealized)	6.04		1.17	7.05	(19.12)	6.48	6.83

Total from investment operations	6.67		2.29	8.19	(17.83)	7.68	7.93

Less Distributions
Net investment income	(0.58)		(1.10)	(1.23)	(1.31)	(1.17)	(1.01)
Net realized gain	—		—	—	(2.08)	—	—

Total distributions	(0.58)		(1.10)	(1.23)	(3.39)	(1.17)	(1.01)

Net asset value, end of period	$56.51		50.42	49.23	42.27	63.49	56.98

Total Return	13.31	%(b)	4.86%	19.92%	(29.57)%	13.65%	16.07%

Ratios/Supplemental Data
Net assets, end of period (millions)	$3,356.9		2,995.7	2,981.1	2,562.9	3,801.4	3,447.9

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income	2.31	%(c)	2.29%	2.71%	2.35%	2.00%	2.07%

Portfolio turnover rate	1	%(c)	1%	1%	2%	4%	2%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2011 (Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$53.22		52.17	46.64	60.45	55.94	51.07

Income from Investment Operations
Net investment income (a)	0.80		1.52	1.64	1.83	1.76	1.66
Net gain (loss) on investments (both realized and unrealized)	3.57		1.06	5.67	(12.05)	4.52	4.78

Total from investment operations	4.37		2.58	7.31	(10.22)	6.28	6.44

Less Distributions
Net investment income	(0.79)		(1.53)	(1.78)	(1.85)	(1.72)	(1.57)
Net realized gain (b)	—		—	—	(1.74)	(0.05)	—

Total distributions	(0.79)		(1.53)	(1.78)	(3.59)	(1.77)	(1.57)

Net asset value, end of period	$56.80		53.22	52.17	46.64	60.45	55.94

Total Return	8.28	%(c)	5.15%	16.17%	(17.88)%	11.49%	12.91%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,356.2		1,248.9	1,202.7	1,052.8	1,339.6	1,234.5

Average net asset ratios
Expenses	0.13	%(d)	0.13%	0.14%	0.13%	0.13%	0.13%
Net investment income	2.89	%(d)	2.93%	3.48%	3.36%	3.06%	3.13%

Portfolio turnover rate	7	%(d)	5%	1%	4%	9%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Distributions represent less than $0.01 per share for the year ended November 30, 2009.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2011 (Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.30		10.31	10.30	9.94	9.64	9.59

Income from Investment Operations
Net investment income	0.12		0.26	0.28	0.33	0.37	0.35
Net gain (loss) on investments (both realized and unrealized)	(0.06)		(0.01)	0.01	0.36	0.30	0.05

Total from investment operations	0.06		0.25	0.29	0.69	0.67	0.40

Less Distributions
Net investment income	(0.12)		(0.26)	(0.28)	(0.33)	(0.37)	(0.35)

Total distributions	(0.12)		(0.26)	(0.28)	(0.33)	(0.37)	(0.35)

Net asset value, end of period	$10.24		10.30	10.31	10.30	9.94	9.64

Total Return	0.64	%(a)	2.43%	2.81%	7.09%	7.13%	4.30%

Ratios/Supplemental Data
Net assets, end of period (millions)	$357.6		375.2	348.3	328.8	226.7	181.1

Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.16%	0.17%	0.18%	0.19%
Net investment income	2.45	%(b)	2.50%	2.68%	3.28%	3.83%	3.71%

Portfolio turnover rate	18	%(b)	11%	11%	16%	18%	15%

(a)	Total return is not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

40	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2011 (Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.64		8.70	8.16	8.43	8.48	8.47

Income from Investment Operations
Net investment income	0.17		0.35	0.37	0.36	0.37	0.38
Net gain (loss) on investments (both realized and unrealized)	0.05		(0.04)	0.56	(0.25)	(0.05)	0.01

Total from investment operations	0.22		0.31	0.93	0.11	0.32	0.39

Less Distributions
Net investment income	(0.17)		(0.35)	(0.37)	(0.36)	(0.37)	(0.38)
Net realized gain (a)	(0.01)		(0.02)	(0.02)	(0.02)	—	—

Total distributions	(0.18)		(0.37)	(0.39)	(0.38)	(0.37)	(0.38)

Net asset value, end of period	$8.68		8.64	8.70	8.16	8.43	8.48

Total Return	2.67	%(b)	3.64%	11.53%	1.30%	3.91%	4.73%

Ratios/Supplemental Data
Net assets, end of period (millions)	$573.6		585.0	544.5	478.6	465.7	450.8

Average net asset ratios
Expenses	0.15	%(c)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.06	%(c)	4.04%	4.27%	4.35%	4.41%	4.46%

Portfolio turnover rate	6	%(c)	9%	9%	16%	13%	6%

(a)	Distributions represent less than $0.01 per share for the years ended November 30, 2007 and November 30, 2006.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	41

[THIS PAGE INTENTIONALLY LEFT BLANK]

P.O. Box 219548

U.S. POSTAGE

Kansas City, MO 64121-9548

PAID

FORWARDING SERVICE REQUESTED

LANCASTER, PA

PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products) One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740statefarm.com®

7-2011

190-4059.12-CH

AP2011/07/0745

Printed in U.S.A.

• May Lose Value • No Bank Guarantee

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date July 25, 2011

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer
Date July 25, 2011